Equity - Distributions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Investment Company, Return of Capital Distribution	$ 2,900,000	$ 2,400,000	$ 14,600,000	$ 16,000,000
Dividends, Preferred Stock, Stock	3,906	3,906	15,624	15,624
Dividends, Common Stock	$ 3,893,595	$ 3,893,595	$ 17,110,136	$ 21,218,767